Financial assets, liabilities and financial result (excluding Orange Bank) - Analysis of external net financial debt by entity (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	€ 25,466	€ 25,441	€ 23,843